DEBT AND CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revolving Credit Facility
Short-term debt
Commitment fees	$ 1.4	$ 2.5	$ 2.6
Uncommitted lines of credit
Short-term debt
Weighted average interest rate	11.20%	12.90%
Uncommitted lines of credit	411	452
Short term borrowings outstanding	81.1	76.2
Short Term Borrowings From Commercial Paper
Short-term debt
Weighted average interest rate	0.40%	0.40%
Short term variable rate borrowings from commercial paper	$ 187.0	$ 149.4